Changes to Previously Issued Financial Statements (USD $) In Thousands, unless otherwise specified	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2011	Sep. 30, 2011	Dec. 31, 2011
As Reported in Prior Period [Member]
Net sales	$ 202,616	$ 250,012	$ 244,015
Gross Margin	80,102	95,758	94,900
Selling, technical, general and research expenses	62,717	62,525	73,726
Restructuring included in segment operating income	4,861	2,705	2,092
Operating Income	12,525	30,528	19,082
Reclassify ADS to Discontinued [Member]
Net sales		(43,276)	(45,393)
Gross Margin		(14,470)	(16,174)
Selling, technical, general and research expenses		(11,891)	(12,336)
Restructuring included in segment operating income		(14)	(361)
Operating Income		(2,565)	(3,477)
Merge PMC and EF [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Reclassify Primaloft to Discontinued [Member]
Net sales	(5,216)	(6,484)	(8,941)
Gross Margin	(3,126)	(3,226)	(4,786)
Selling, technical, general and research expenses	(897)	(2,021)	(1,661)
Restructuring included in segment operating income
Operating Income	(2,229)	(1,205)	(3,125)
As Adjusted [Member]
Net sales	197,400	200,252	189,681	389,635	589,887	787,287
Gross Margin	76,976	78,062	73,940	159,128	237,190	314,166
Selling, technical, general and research expenses	61,820	48,613	59,729	119,809	168,422	230,242
Restructuring included in segment operating income	4,861	2,691	1,731	1,765	4,456	9,317
Operating Income	10,295	26,758	12,480	37,554	64,312	74,608
Paper Machine Clothing [Member] | As Reported in Prior Period [Member]
Net sales	163,029	168,067	158,577
Gross Margin	70,151	72,612	67,373
Selling, technical, general and research expenses	30,735	24,860	32,016
Restructuring included in segment operating income	2,339	440	448
Operating Income	37,077	47,312	34,909
Paper Machine Clothing [Member] | Reclassify ADS to Discontinued [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Paper Machine Clothing [Member] | Merge PMC and EF [Member]
Net sales	(163,029)	(168,067)	(158,577)
Gross Margin	(70,151)	(72,612)	(67,373)
Selling, technical, general and research expenses	(30,735)	(24,860)	(32,016)
Restructuring included in segment operating income	(2,339)	(440)	(448)
Operating Income	(37,077)	(47,312)	(34,909)
Paper Machine Clothing [Member] | Reclassify Primaloft to Discontinued [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Paper Machine Clothing [Member] | As Adjusted [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Machine Clothing [Member] | As Reported in Prior Period [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Machine Clothing [Member] | Reclassify ADS to Discontinued [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Machine Clothing [Member] | Merge PMC and EF [Member]
Net sales	183,218	188,334	179,177
Gross Margin	77,156	79,338	74,953
Selling, technical, general and research expenses	34,780	27,861	36,672
Restructuring included in segment operating income	2,465	2,610	572
Operating Income	39,911	48,867	37,709
Machine Clothing [Member] | Reclassify Primaloft to Discontinued [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Machine Clothing [Member] | As Adjusted [Member]
Net sales	183,218	188,334	179,177	367,659	555,993	739,211
Gross Margin	77,156	79,338	74,953	161,490	240,828	317,984
Selling, technical, general and research expenses	34,780	27,861	36,672	72,905	100,766	135,546
Restructuring included in segment operating income	2,465	2,610	572	605	3,215	5,680
Operating Income	39,911	48,867	37,709	87,980	136,847	176,758
Doors [Member] | As Reported in Prior Period [Member]
Net sales		43,276	45,393
Gross Margin		14,470	16,174
Selling, technical, general and research expenses		10,782	11,760
Restructuring included in segment operating income		14	361
Operating Income		3,674	4,053
Doors [Member] | Reclassify ADS to Discontinued [Member]
Net sales		(43,276)	(45,393)
Gross Margin		(14,470)	(16,174)
Selling, technical, general and research expenses		(10,782)	(11,760)
Restructuring included in segment operating income		(14)	(361)
Operating Income		(3,674)	(4,053)
Doors [Member] | Merge PMC and EF [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Doors [Member] | Reclassify Primaloft to Discontinued [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Doors [Member] | As Adjusted [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Engineered Fabrics [Member] | As Reported in Prior Period [Member]
Net sales	20,189	20,267	20,600
Gross Margin	7,005	6,726	7,580
Selling, technical, general and research expenses	4,045	3,001	4,656
Restructuring included in segment operating income	126	2,170	124
Operating Income	2,834	1,555	2,800
Engineered Fabrics [Member] | Reclassify ADS to Discontinued [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Engineered Fabrics [Member] | Merge PMC and EF [Member]
Net sales	(20,189)	(20,267)	(20,600)
Gross Margin	(7,005)	(6,726)	(7,580)
Selling, technical, general and research expenses	(4,045)	(3,001)	(4,556)
Restructuring included in segment operating income	(126)	(2,170)	(124)
Operating Income	(2,834)	(1,555)	(2,800)
Engineered Fabrics [Member] | Reclassify Primaloft to Discontinued [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Engineered Fabrics [Member] | As Adjusted [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Composites [Member] | As Reported in Prior Period [Member]
Net sales	14,182	11,918	10,504
Gross Margin	671	(300)	155
Selling, technical, general and research expenses	1,254	1,134	1,255
Restructuring included in segment operating income			44
Operating Income	(583)	(1,434)	(1,144)
Composites [Member] | Reclassify ADS to Discontinued [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Composites [Member] | Merge PMC and EF [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Composites [Member] | Reclassify Primaloft to Discontinued [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Composites [Member] | As Adjusted [Member]
Net sales	14,182	11,918	10,504	21,976	33,894	48,076
Gross Margin	671	(300)	155	136	(164)	507
Selling, technical, general and research expenses	1,254	1,134	1,255	2,266	3,400	4,654
Restructuring included in segment operating income			44	57	57	57
Operating Income	(583)	(1,434)	(1,144)	(2,187)	(3,621)	(4,204)
Primaloft [Member] | As Reported in Prior Period [Member]
Net sales	5,216	6,484	8,941
Gross Margin	3,126	3,226	4,786
Selling, technical, general and research expenses	896	1,992	1,621
Restructuring included in segment operating income
Operating Income	2,230	1,234	3,165
Primaloft [Member] | Reclassify ADS to Discontinued [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Primaloft [Member] | Merge PMC and EF [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Primaloft [Member] | Reclassify Primaloft to Discontinued [Member]
Net sales	(5,216)	(6,484)	(8,941)
Gross Margin	(3,126)	(3,226)	(4,786)
Selling, technical, general and research expenses	(896)	(1,992)	(1,621)
Restructuring included in segment operating income
Operating Income	(2,230)	(1,234)	(3,165)
Primaloft [Member] | As Adjusted [Member]
Net sales
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Research [Member] | As Reported in Prior Period [Member]
Selling, technical, general and research expenses	8,230	6,400	7,212
Restructuring included in segment operating income
Operating Income	(8,230)	(6,400)	(7,212)
Research [Member] | Reclassify ADS to Discontinued [Member]
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Research [Member] | Merge PMC and EF [Member]
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Research [Member] | Reclassify Primaloft to Discontinued [Member]
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Research [Member] | As Adjusted [Member]
Selling, technical, general and research expenses	8,230	6,400	7,212	14,377	20,777	29,007
Restructuring included in segment operating income
Operating Income	(8,230)	(6,400)	(7,212)	(14,377)	(20,777)	(29,007)
Non Segment [Member] | As Reported in Prior Period [Member]
Gross Margin	(851)	(976)	(1,168)
Selling, technical, general and research expenses	17,557	14,356	15,206
Restructuring included in segment operating income	2,396	81	1,115
Operating Income	(20,804)	(15,413)	(17,489)
Non Segment [Member] | Reclassify ADS to Discontinued [Member]
Gross Margin
Selling, technical, general and research expenses		(1,109)	(576)
Restructuring included in segment operating income
Operating Income		1,109	576
Non Segment [Member] | Merge PMC and EF [Member]
Gross Margin
Selling, technical, general and research expenses
Restructuring included in segment operating income
Operating Income
Non Segment [Member] | Reclassify Primaloft to Discontinued [Member]
Gross Margin
Selling, technical, general and research expenses	(1)	(29)	(40)
Restructuring included in segment operating income
Operating Income	1	29	40
Non Segment [Member] | As Adjusted [Member]
Gross Margin	(851)	(976)	(1,168)	(2,498)	(3,474)	(4,325)
Selling, technical, general and research expenses	17,556	13,218	14,590	30,261	43,479	61,035
Restructuring included in segment operating income	2,396	81	1,115	1,103	1,184	3,580
Operating Income	$ (20,803)	$ (14,275)	$ (16,873)	$ (33,862)	$ (48,137)	$ (68,940)